PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Share Unit Plan Activity (Details)		12 Months Ended			90 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2023 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares, Granted (in shares)					6,325,802
Number of shares, Exited (in shares)	(10,157)
Number of shares, Forfeited (in shares)	(263,543)
Number of shares, Outstanding, ending balance (in shares)	6,052,102	6,052,102			6,052,102
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares, Outstanding, beginning balance (in shares)		2,837,150	2,094,950	1,391,284
Number of shares, Granted (in shares)		1,269,300	866,000	1,079,250
Number of shares, Exited (in shares)		(1,232,074)	(17,294)	(315,699)
Number of shares, Forfeited (in shares)		(116,576)	(106,506)	(59,885)
Number of shares, Outstanding, ending balance (in shares)	2,757,800	2,757,800	2,837,150	2,094,950	2,757,800
Fair value per share, Outstanding, beginning balance (USD per share) | $ / shares		$ 27.20	$ 26.99	$ 21.15
Fair value per share, Granted (USD per share) | $ / shares		25.58	27.61	32.62
Fair value per share, Exited (USD per share) | $ / shares		24.05	26.21	21.20
Fair value per share, Forfeited (USD per share) | $ / shares		26.90	26.36	23.47
Fair value per share, Outstanding, ending balance (USD per share) | $ / shares	$ 27.88	$ 27.88	$ 27.20	$ 26.99	$ 27.88
PSUs and Executive Office
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares, Outstanding, beginning balance (in shares)		3,693,496	4,305,811	7,150,167
Number of shares, Granted (in shares)		1,127,673	786,364	684,543
Number of shares, Exited (in shares)		(1,434,251)	(673,661)	(613,385)
Number of shares, Forfeited (in shares)		(92,616)	(725,018)	(2,915,514)
Number of shares, Outstanding, ending balance (in shares)	3,294,302	3,294,302	3,693,496	4,305,811	3,294,302
Fair value per share, Outstanding, beginning balance (USD per share) | $ / shares		$ 21.35	$ 20.58	$ 17.18
Fair value per share, Granted (USD per share) | $ / shares		21.86	23.43	28.12
Fair value per share, Exited (USD per share) | $ / shares		18.16	20.84	14.04
Fair value per share, Forfeited (USD per share) | $ / shares		22.21	19.54	15.37
Fair value per share, Outstanding, ending balance (USD per share) | $ / shares	$ 22.89	$ 22.89	$ 21.35	$ 20.58	$ 22.89